Note 5 - Goodwill and Intangible Assets (Details) - Changes in the Carrying Amount of Goodwill by Segment (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill Balance	$ 1,004,354	$ 989,808
Foreign currency translation and other	14,546
Goodwill Balance	1,004,354	989,808
Performance Materials [Member]
Goodwill [Line Items]
Goodwill Balance	774,460	760,371
Foreign currency translation and other	14,089
Goodwill Balance	774,460	760,371
Graphic Solutions [Member]
Goodwill [Line Items]
Goodwill Balance	229,894	229,437
Foreign currency translation and other	457
Goodwill Balance	$ 229,894	$ 229,437